Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Composition of Loan Portfolio
The following represents the composition of the Company’s loan portfolio as of December 31:

	% of Total Loans
	2023	2022
Residential real estate loans	32.88%	33.56%
Commercial real estate loans	33.22%	32.63%
Consumer loans	17.72%	16.72%
Commercial and industrial loans	16.18%	17.09%
	100.00%	100.00%

Transition Adjustment of Adopting ASC 326
The following table illustrates the transition adjustment of adopting ASC 326:

	January 1, 2023
	As Reported Under ASC 326	Pre-ASC 326 Adoption	Impact of ASC 326 Adoption
Assets:
ACL - HTM debt securities
Obligations of states and political subdivisions	$3	$—	$3

ACL - Loans
Residential real estate	2,026	681	1,345
Commercial real estate	2,200	2,038	162
Commercial and industrial	1,177	1,293	(116)
Consumer	2,028	1,257	771
Total ACL - Loans	$7,431	$5,269	$2,162

Deferred tax assets	$6,853	$6,266	$587

Liabilities:
ACL - Off-balance sheet commitments	$631	$—	$631